Note 36 - Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Loans (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Loans (Transactions with Subsidiaries, Joint Ventures and Associates)
Loans outstanding, beginning of year		€ 228	[1]	€ 228
Movement in loans during the period		(19)		(3)
Changes in the group of consolidated companies		0		0
Exchange rate changes/other		5		4
Loans outstanding, end of year	[1]	214		228
Other credit risk related transactions:
Allowance for loan losses		0		0
Provision for loan losses		0		0
Guarantees and commitments		€ 42		€ 7

[1]	Loans past due were EUR0million as of December31, 2020 and EUR0million as of December31, 2019. For the total loans the Group held collateral of EUR5million and EUR5million as of December31, 2020 and December31, 2019, respectively.